Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Principal subsidiaries details
Principal subsidiaries of the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position.

Company Name	Principal place of business or incorporation	Nature of business	Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
			%	%	%
Barclays Bank Delaware	United States	Credit card issuer	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—

Entities excluded from consolidation	However, the entity set out below is excluded from consolidation because the Barclays Bank Group does not have exposure to its variable returns.

Company name	Country of registration or incorporation	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Palomino Limited	Cayman Islands	100	—	—